Income Taxes: Provision for (benefit from) income taxes (Tables)	12 Months Ended
Dec. 31, 2012
Tables/Schedules
Provision for (benefit from) income taxes
	2012	2011
Current:
Federal	$ -	$ -
State	2,400	800
	2,400	800
Deferred:
Federal	(1,870,543)	2,442
State	(320,837)	-
Valuation allowance	2,191,380	(2,442)
	-	-
Total	$ 2,400	$ 800